GCAT 2023-NQM1 Trust ABS-15G

Exhibit 99.44

LOAN DATA							ORIGINATION DATA				AVM Data						DESK REVIEW DATA					BPO REVIEW DATA					FIELD REVIEW/2055 DATA					2ND APPRAISAL DATA					AGENCY DATA
Infinity ID	Customer Loan #	Marketing ID	Seller Loan #	Note Date	Original Loan Amount	Sales Price	Appraised Value	Value for CLTV	Appraisal Date	Appraisal Type	AVM Value	Variance $	Variance %	AVM Company	AVM FSD Score	AVM Effective Date	Desk Value	Variance $	Variance %	Desk Company	Desk Report Date	BPO As-Is Value	Variance $	Variance %	BPO Company	BPO Inspection Date	FR Value	Variance $	Variance %	FR Company	FR Report Date	2nd Appraisal Value	Variance $	Variance %	2nd Appraisal Company	2nd Appraisal Date	Eligible for Rep/Warrant Relief	LCA Risk Score	CU Score
HDF3HBT4OUL	xx	711733747632		xx	xx	Not Applicable	xx	xx	xx	1004 Residential Appraisal																											Yes	Not Applicable	1
11OTJXHVMRR	xx	789507713564		xx	xx	xx	xx	xx	xx	1004 Residential Appraisal																											Yes	Not Applicable	1.8
CVQPFZZNEZR	xx	811964698810		xx	xx	Not Applicable	xx	xx	xx	1004 Residential Appraisal							xx	$0.00	0.000%	Clear Capital	xx																No	Not Applicable	3.4
4MLWVTNOTJS	xx	772633360846		xx	xx	xx	xx	xx	xx	1004 Residential Appraisal																											Yes	Not Applicable	1